Note 25 Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discount rate sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (265)	€ (321)	€ (282)
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ 291	350	307
Rate of salary increase sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 4	1	2
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (4)	(1)	(2)
Rate of pension increase sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 34	32	28
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (32)	(39)	(26)
Medical cost trend rate sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 141	119	109
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (126)	(106)	(98)
Change in obligation from each additional year of longevity [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 134	113	170
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ 0	€ 0	€ 0